Note 14 - Warrants (Details) - Warrant Transactions	12 Months Ended									12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013 Series A Warrants [Member]	Nov. 30, 2012 Series A Warrants [Member]	Nov. 30, 2013 Series B Warrants [Member]	Nov. 30, 2012 Series B Warrants [Member]	Nov. 30, 2013 Placement Agent Warrants [Member]	Nov. 30, 2012 Placement Agent Warrants [Member]	Nov. 30, 2011 Placement Agent Warrants [Member]	Nov. 30, 2013 March 2013 Warrants [Member]	Nov. 30, 2013 July 2013 Warrants [Member]	Nov. 30, 2012 May 07 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2012	7,286,000	8,979,275	3,720,000	4,695,000	3,470,000	3,945,000	96,000	96,000	96,000			243,275
Issued	3,315,000									1,815,000	1,500,000
Exercised	(770,700)	(1,450,000)	(50,000)	(975,000)		(475,000)				(90,700)	(630,000)
Expired	(3,470,000)	(243,275)			(3,470,000)							(243,275)
Outstanding, November 30, 2013	6,360,300	7,286,000	3,670,000	3,720,000		3,470,000	96,000	96,000	96,000	1,724,300	870,000